SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

        On January 21, 2015, the Company granted 7,000,000 non-vested restricted shares to four officers, under the Company's 2012 Share Incentive Plan. One-fourth (1/4) of the restricted shares will vest on the first anniversary of the grant Date, the remaining three-fourth (3/4) of restricted shares (rounded down to the next whole number of shares) will vest in 12 equal installments at the ending of each calendar quarter over a period of 12 consecutive quarters subsequent to the first anniversary of the grant date. The Company will recognize approximately $1.1 million share-based compensation over the four-year vesting period.

        On January 26, 2015, the Company declared a special one-time cash dividend of US$0.0325 per ordinary share, or US$0.65 per American Depositary Share ("ADS", each representing 20 ordinary shares). The total amount of the special dividend of US$24.6 million was fully paid on February 17, 2015.

        In February 2015, the Group incorporated two wholly owned PRC subsidiaries, Shanghai Junran Information Technology Co., Ltd., wholly owned by Shanghai Shengran and focuses on developing of virtual worlds, and Shanghai Shengyu Network and Technology Co., Ltd. ("Shanghai Shengyu"), wholly owned by Shanghai Taomee and focuses on strategic investment.

        On April 7, 2015, the Company granted 1,020,000 non-vested restricted shares to four employees, under the Company's 2012 Share Incentive Plan. These restricted shares will vest over a four-year requisite service period, with 25% to vest on each anniversary after the grant date. The Company will recognize approximately $0.1 million share-based compensation over the four-year vesting period.